Share Capital (Tables)	12 Months Ended
Jun. 30, 2025
Share Capital [Abstract]
Schedule of Share Capital
	2025 Shares	2024 Shares	2023 Shares	2025 A$	2024 A$	2023 A$
Ordinary shares
Fully paid	233,959,013	227,998,346	227,798,346	88,872,756	88,504,043	88,436,263
	233,959,013	227,998,346	227,798,346	88,872,756	88,504,043	88,436,263

Schedule of Movements in Ordinary Shares	Movements in ordinary shares:
Details	Number of shares	Total A$
Balance at 30 June 2022	227,798,346	88,436,263
Less: Transaction costs arising on share issues	-	-
Balance at 30 June 2023	227,798,346	88,436,263
Issue at $0.12 on exercise of unlisted options (2024-03-12)	200,000	67,780
Balance at 30 June 2024	227,998,346	88,504,043
Issue of shares on the exercise of performance rights at $0.0 per share (2024-10-07)	1,147,083	83,000
Issue at US$2.1784 pursuant to At The Market facility (2025-01-08)	2,579,760	226,567
Issue at US$2.0971 pursuant to At The Market facility (2025-01-15)	1,801,680	152,300
Issue of shares on the exercise of performance rights at $0.0 per share (2025-04-10)	179,664	13,000
Issue at US$1.8435 pursuant to At The Market facility (2025-05-29)	135,800	9,744
Issue at US$1.8286 pursuant to At The Market facility (2025-06-03)	116,680	8,216
Less: Transaction costs arising on share issues	-	(124,114)
Balance at 30 June 2025	233,959,013	88,872,756